Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 Par Value
Amount Registered | shares	16,750,000
Proposed Maximum Offering Price per Unit	10.69
Maximum Aggregate Offering Price	$ 179,057,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,727.84
Offering Note	This Registration Statement on Form S-8 (this "Registration Statement") covers 16,750,000 shares of common stock, $0.0001 par value per share ("Common Stock"), of Uniti Group Inc., a Delaware corporation (the "Company"), to be available for issuance pursuant to the Uniti Group Inc. 2025 Equity Incentive Plan. The Proposed Maximum Offering Price Per Unit is calculated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and (h) under the Securities Act of 1933, as amended, based upon the average of the high and low sales prices of the shares of the registrant's Common Stock as reported on the NASDAQ Global Select Market on May 19, 2026, which date is within five business days prior to filing of this Registration Statement. The Proposed Maximum Offering Price Per Unit, Maximum Aggregate Offering Price and Amount of Registration Fee is rounded up to the nearest penny.